Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue:
Total revenue	$ 0	$ 212	$ 212	$ 424	$ 858	$ 636
Operating expenses:
Research and development	758	6,074	3,629	11,799	19,597	41,507
General and administrative	4,895	4,195	10,969	8,352	14,325	19,625
Total operating expenses	5,653	10,269	14,598	20,151	33,922	61,132
Loss from operations	(5,653)	(10,057)	(14,386)	(19,727)	(33,064)	(60,496)
Other income:
Termination fee	50,000	0	50,000	0
Interest income	218	523	419	1,167	2,189	4,216
Other income	424	118	678	292	22,771	744
Total other income, net	50,642	641	51,097	1,459	24,960	4,960
Income (loss) before equity in losses of joint venture	44,989	(9,416)	36,711	(18,268)	(8,104)	(55,536)
Income tax expense	1,324	0	1,324	0	0	0
Loss on investment in joint venture	0	287	0	874	874	2,239
Net income (loss)	$ 43,665	$ (9,703)	$ 35,387	$ (19,142)	$ (8,978)	$ (57,775)
Net income (loss) per common share, basic	$ 7.66	$ (1.73)	$ 6.21	$ (3.42)	$ (1.59)	$ (10.61)
Net income per common share, diluted	$ 7.53		$ 6.16		$ (1.59)	$ (10.61)
Weighted-average common shares outstanding, basic (in shares)	5,699,111	5,605,116	5,693,877	5,600,987	5,629,370	5,443,332
Weighted-average common shares outstanding, diluted (in shares)	5,797,913		5,749,133		5,629,370	5,443,332
Other comprehensive gain (loss):
Net unrealized loss on marketable securities	$ (1)	$ (30)	$ (18)	$ (51)	$ (50)	$ 53
Other comprehensive loss	(1)	(30)	(18)	(51)	(50)	53
Comprehensive gain (loss)	43,664	(9,733)	35,369	(19,193)	(9,028)	(57,722)
Collaboration and license revenue
Revenue:
Total revenue	$ 0	$ 212	$ 212	$ 424	$ 858	$ 636